SCHEDULE OF INVENTORIES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Raw materials	$ 3	$ 3
Finished goods	1,181,589	1,039,671
Inventories, gross	1,181,592	1,039,674
Allowance for slow-moving or obsolete inventories	(289,979)	(249,467)
Inventories, net	$ 891,613	$ 790,207